NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
6,343 shares (cost $87,187)	$84,231
Stock Index Fund, Inc. - Initial Shares (DSIF)
3,169 shares (cost $108,244)	93,436
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
5,589 shares (cost $159,228)	155,042
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,351 shares (cost $48,778)	44,203
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
29,444 shares (cost $1,437,255)	1,108,278
Value Series - Service Class (MVFSC)
48,309 shares (cost $567,672)	605,792
U.S. Real Estate Portfolio - Class I (MSVRE)
6,438 shares (cost $82,559)	87,361
VPS Real Estate Investment Portfolio - Class A (ALVREA)
5,733 shares (cost $65,433)	66,387
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
59 shares (cost $890)	907
VP Inflation Protection Fund - Class II (ACVIP2)
38,368 shares (cost $435,829)	450,825
VP International Fund - Class III (ACVI3)
11,252 shares (cost $84,707)	83,599
VP Mid Cap Value Fund - Class I (ACVMV1)
138,056 shares (cost $1,905,481)	1,863,750
VP Value Fund - Class I (ACVV)
198,197 shares (cost $1,083,440)	1,149,541
VP Vista(SM) Fund - Class I (ACVVS1)
295 shares (cost $6,127)	4,444
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
17,068 shares (cost $193,668)	207,722
Appreciation Portfolio - Initial Shares (DCAP)
11,097 shares (cost $413,253)	421,690
Quality Bond Fund II - Primary Shares (FQB)
1,146 shares (cost $13,201)	12,848
VIP Fund - Contrafund Portfolio - Service Class (FCS)
66,812 shares (cost $1,236,217)	1,533,332
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
4,146 shares (cost $75,280)	77,234
VIP Fund - Growth Portfolio - Service Class (FGS)
2,073 shares (cost $72,479)	76,320
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
62,432 shares (cost $804,790)	802,873
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
5,610 shares (cost $179,609)	162,289
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
4,381,148 shares (cost $4,381,148)	4,381,148
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
11,168 shares (cost $165,802)	151,321
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,658 shares (cost $82,023)	87,867
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
9,288 shares (cost $83,414)	86,934
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,791 shares (cost $26,778)	22,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Templeton Foreign Securities Fund - Class 3 (TIF3)
10,347 shares (cost $155,569)	129,445
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
12,887 shares (cost $251,730)	233,899
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
20,499 shares (cost $230,417)	221,186
International Portfolio - S Class Shares (AMINS)
12,801 shares (cost $116,468)	108,169
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
11,803 shares (cost $317,008)	325,160
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2,271 shares (cost $23,570)	27,552
Global Securities Fund/VA - Class 3 (OVGS3)
1,416 shares (cost $38,597)	39,149
High Income Fund/VA - Class 3 (OVHI3)
5,520 shares (cost $10,538)	10,598
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
598 shares (cost $6,904)	10,275
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,222 shares (cost $26,646)	26,866
High Yield Portfolio - Administrative Class (PMVHYA)
338,105 shares (cost $2,507,241)	2,525,645
Low Duration Portfolio - Administrative Class (PMVLDA)
193,842 shares (cost $2,037,446)	2,012,084
Total Return Portfolio - Administrative Class (PMVTRA)
225,641 shares (cost $2,499,012)	2,486,561
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
285 shares (cost $4,740)	3,720
Growth and Income Portfolio - Class I (ACGI)
70,501 shares (cost $1,191,753)	1,252,805
V.I. Capital Development Fund - Series I (AVCDI)
380 shares (cost $5,556)	4,734
V.I. Small Cap Equity Fund - Series I (AVSCE)
599 shares (cost $10,648)	9,828
Blue Chip Growth Portfolio - II (TRBCG2)
31,670 shares (cost $359,405)	353,756
Equity Income Portfolio - II (TREI2)
1,694 shares (cost $34,738)	32,806
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
12,124 shares (cost $123,892)	110,426
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
5,947 shares (cost $43,093)	45,673

Total Investments	$23,792,212

Accounts Payable	(1,440)

$23,790,772
Contract Owners’ Equity:
Accumulation units	23,790,772

Total Contract Owners’ Equity (note 5)	$23,790,772

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	MLVGA3	ACGI	ACVI3	ACVIP2	ACVMV1	ACVV	ACVVS1
Reinvested dividends	$469,984	2,007	2,467	1,900	13,137	21,140	5,072	-
Mortality and expense risk charges (note 2)	(89,895)	(335)	(1,670)	(433)	(1,423)	(5,596)	(1,034)	(16)

Net investment income (loss)	380,089	1,672	797	1,467	11,714	15,544	4,038	(16)
Realized gain (loss) on investments	995,207	1,249	17,121	13,173	3,919	82,536	(390)	(4)
Change in unrealized gain (loss) on investments	(2,187,977)	(9,179)	32,409	(24,950)	13,280	(117,237)	62,549	(377)

Net gain (loss) on investments	(1,192,770)	(7,930)	49,530	(11,777)	17,199	(34,701)	62,159	(381)

Reinvested capital gains	209,806	2,211	-	-	3,360	40,886	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(602,875)	(4,047)	50,327	(10,310)	32,273	21,729	66,197	(397)

Investment Activity:	ALVREA	ALVSVA	AMCG	AMFAS	AMINS	AMTB	AVCDI	AVSCE
Reinvested dividends	$11,241	5	-	-	7,715	9,461	-	-
Mortality and expense risk charges (note 2)	(2,103)	(2)	(897)	(134)	(543)	(897)	(31)	(26)

Net investment income (loss)	9,138	3	(897)	(134)	7,172	8,564	(31)	(26)
Realized gain (loss) on investments	(96,135)	-	31,041	1,116	12,274	(442)	2,693	(48)
Change in unrealized gain (loss) on investments	(12,277)	(88)	(33,318)	(1,592)	(34,619)	(8,004)	(2,442)	(820)

Net gain (loss) on investments	(108,412)	(88)	(2,277)	(476)	(22,345)	(8,446)	251	(868)

Reinvested capital gains	84,794	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,480)	(85)	(3,174)	(610)	(15,173)	118	220	(894)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	DCAP	DSIF	DVSCS	FCS	FEIS	FGS	FIGBS	FMCS
Reinvested dividends	$16,779	1,744	690	14,884	1,927	211	25,030	269
Mortality and expense risk charges (note 2)	(1,872)	(329)	(526)	(5,461)	(234)	(219)	(2,072)	(513)

Net investment income (loss)	14,907	1,415	164	9,423	1,693	(8)	22,958	(244)
Realized gain (loss) on investments	79,336	(833)	7,058	43,774	(62)	306	1,221	4,732
Change in unrealized gain (loss) on investments	(37,380)	142	(7,353)	(104,219)	(2,725)	(2,882)	(4,643)	(24,561)

Net gain (loss) on investments	41,956	(691)	(295)	(60,445)	(2,787)	(2,576)	(3,422)	(19,829)

Reinvested capital gains	-	622	276	-	-	184	15,308	308

Net increase (decrease) in contract owners’ equity resulting from operations	$56,863	1,346	145	(51,022)	(1,094)	(2,400)	34,844	(19,765)

Investment Activity:	FMMP2	FOSR	FQB	FTVDM3	FTVGI3	FTVSV2	FTVUG2	JABS
Reinvested dividends	$368	2,345	654	14,576	13,515	633	2,835	3,571
Mortality and expense risk charges (note 2)	(13,118)	(843)	(43)	(4,557)	(1,978)	(318)	(309)	(519)

Net investment income (loss)	(12,750)	1,502	611	10,019	11,537	315	2,526	3,052
Realized gain (loss) on investments	-	27,756	(2)	229,455	59,731	50	541	340
Change in unrealized gain (loss) on investments	-	(61,723)	(373)	(459,179)	(40,587)	(4,834)	609	(10,243)

Net gain (loss) on investments	-	(33,967)	(375)	(229,724)	19,144	(4,784)	1,150	(9,903)

Reinvested capital gains	-	431	-	-	1,575	-	-	7,203

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,750)	(32,034)	236	(219,705)	32,256	(4,469)	3,676	352

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	JACAS	JAIGS2	LOVMCV	MIGSC	MSVRE	MVFSC	OVGR	OVGS3
Reinvested dividends	$124	5,501	-	-	719	7,170	-	-
Mortality and expense risk charges (note 2)	(219)	(5,129)	(31)	(25)	(369)	(2,716)	(75)	(87)

Net investment income (loss)	(95)	372	(31)	(25)	350	4,454	(75)	(87)
Realized gain (loss) on investments	8,077	411,117	(3,926)	1,690	29,679	77,471	5,632	410
Change in unrealized gain (loss) on investments	(10,189)	(959,159)	-	-	(22,868)	(78,044)	-	552

Net gain (loss) on investments	(2,112)	(548,042)	(3,926)	1,690	6,811	(573)	5,632	962

Reinvested capital gains	-	14,658	-	-	-	2,278	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,207)	(533,012)	(3,957)	1,665	7,161	6,159	5,557	875

Investment Activity:	OVHI3	OVSC	PMVFAD	PMVHYA	PMVLDA	PMVTRA	PVTSCB	SBVSG
Reinvested dividends	$-	92	1,208	153,315	39,274	69,404	19	-
Mortality and expense risk charges (note 2)	(16)	(47)	(223)	(7,873)	(8,552)	(9,683)	(12)	(28)

Net investment income (loss)	(16)	45	985	145,442	30,722	59,721	7	(28)
Realized gain (loss) on investments	(2)	1,853	3,369	(67,612)	(2,196)	77,558	(7)	-
Change in unrealized gain (loss) on investments	60	(2,632)	990	6,687	(11,576)	(89,475)	(197)	-

Net gain (loss) on investments	58	(779)	4,359	(60,925)	(13,772)	(11,917)	(204)	-

Reinvested capital gains	-	-	85	-	-	35,627	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42	(734)	5,429	84,517	16,950	83,431	(197)	(28)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	TIF2	TIF3	TRBCG2	TREI2	WFVSCG	WRASP
Reinvested dividends	$428	2,610	-	422	-	15,522
Mortality and expense risk charges (note 2)	(86)	(1,250)	(979)	(83)	(127)	(4,234)

Net investment income (loss)	342	1,360	(979)	339	(127)	11,288
Realized gain (loss) on investments	(9)	37,408	52,413	(29)	49	(159,244)
Change in unrealized gain (loss) on investments	(3,098)	(54,536)	(47,608)	(62)	(2,332)	(17,874)

Net gain (loss) on investments	(3,107)	(17,128)	4,805	(91)	(2,283)	(177,118)

Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,765)	(15,768)	3,826	248	(2,410)	(165,830)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		MLVGA3		ACGI		ACVI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$380,089	341,408	1,672	849	797	(1,300)	1,467	5,313
Realized gain (loss) on investments	995,207	1,840,296	1,249	77	17,121	(45,596)	13,173	73,193
Change in unrealized gain (loss) on investments	(2,187,977)	327,323	(9,179)	6,223	32,409	82,952	(24,950)	(46,987)
Reinvested capital gains	209,806	102,696	2,211	563	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(602,875)	2,611,723	(4,047)	7,712	50,327	36,056	(10,310)	31,519

Equity transactions:
Purchase payments received from contract owners (note 3)	2,151,164	3,418,515	5,156	52,794	-	40,614	-	5,354
Transfers between funds	-	-	(14,315)	39,028	1,066,345	(185,106)	20,886	(43,454)
Redemptions (note 3)	(3,312,702)	(8,464,897)	(1,065)	(1,036)	(93,947)	(249,681)	(49,652)	(162,144)
Adjustments to maintain reserves	(216)	6,578	5	(2)	(1)	1,088	(22)	641

Net equity transactions	(1,161,754)	(5,039,804)	(10,219)	90,784	972,397	(393,085)	(28,788)	(199,603)

Net change in contract owners’ equity	(1,764,629)	(2,428,081)	(14,266)	98,496	1,022,724	(357,029)	(39,098)	(168,084)
Contract owners’ equity beginning of period	25,555,401	27,983,482	98,496	-	230,082	587,111	122,695	290,779

Contract owners’ equity end of period	$23,790,772	25,555,401	84,230	98,496	1,252,806	230,082	83,597	122,695

CHANGES IN UNITS:
Beginning units	1,589,748	1,960,317	7,412	-	12,660	36,252	14,312	38,285
Units purchased	1,897,790	2,409,813	380	7,495	62,981	6,260	2,827	10,923
Units redeemed	(1,935,748)	(2,780,382)	(1,191)	(83)	(5,244)	(29,852)	(6,006)	(34,896)

Ending units	1,551,790	1,589,748	6,601	7,412	70,397	12,660	11,133	14,312

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVIP2		ACVMV1		ACVV		ACVVS1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,714	52,592	15,544	19,514	4,038	761	(16)	(13)
Realized gain (loss) on investments	3,919	299,729	82,536	249,371	(390)	(1,693)	(4)	(6)
Change in unrealized gain (loss) on investments	13,280	(75,769)	(117,237)	(93,848)	62,549	5,779	(377)	941
Reinvested capital gains	3,360	-	40,886	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,273	276,552	21,729	175,037	66,197	4,847	(397)	922

Equity transactions:
Purchase payments received from contract owners (note 3)	-	47,569	18,120	39,141	21,083	33,837	-	-
Transfers between funds	185,100	(3,349,814)	710,010	968,534	1,012,503	3,263	-	-
Redemptions (note 3)	(67,938)	(367,104)	(195,704)	(605,265)	(174)	(125)	-	-
Adjustments to maintain reserves	8	964	(14)	552	(7)	(2)	(1)	(2)

Net equity transactions	117,170	(3,668,385)	532,412	402,962	1,033,405	36,973	(1)	(2)

Net change in contract owners’ equity	149,443	(3,391,833)	554,141	577,999	1,099,602	41,820	(398)	920
Contract owners’ equity beginning of period	301,399	3,693,232	1,309,605	731,606	49,935	8,115	4,845	3,925

Contract owners’ equity end of period	$450,842	301,399	1,863,746	1,309,605	1,149,537	49,935	4,447	4,845

CHANGES IN UNITS:
Beginning units	21,613	276,629	85,752	57,012	2,869	527	363	363
Units purchased	14,034	21,349	54,195	140,327	62,936	2,350	-	-
Units redeemed	(6,419)	(276,365)	(16,714)	(111,587)	(193)	(8)	-	-

Ending units	29,228	21,613	123,233	85,752	65,612	2,869	363	363

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVREA		ALVSVA		AMCG		AMFAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,138	(218)	3	(63)	(897)	(1,240)	(134)	(317)
Realized gain (loss) on investments	(96,135)	9	-	16,062	31,041	90,888	1,116	17,128
Change in unrealized gain (loss) on investments	(12,277)	13,230	(88)	387	(33,318)	(13,084)	(1,592)	(7,902)
Reinvested capital gains	84,794	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,480)	13,021	(85)	16,386	(3,174)	76,564	(610)	8,909

Equity transactions:
Purchase payments received from contract owners (note 3)	(295)	11,247	-	788	19,534	7,399	-	321
Transfers between funds	(660,849)	750,000	-	(16,964)	214,622	158,320	(4,476)	(49,109)
Redemptions (note 3)	(32,257)	-	-	-	(106,105)	(272,861)	(2,023)	(12,217)
Adjustments to maintain reserves	17	2	(1)	(3)	(9)	672	(16)	42

Net equity transactions	(693,384)	761,249	(1)	(16,179)	128,042	(106,470)	(6,515)	(60,963)

Net change in contract owners’ equity	(707,864)	774,270	(86)	207	124,868	(29,906)	(7,125)	(52,054)
Contract owners’ equity beginning of period	774,270	-	988	781	200,290	230,196	34,677	86,731

Contract owners’ equity end of period	$66,406	774,270	902	988	325,158	200,290	27,552	34,677

CHANGES IN UNITS:
Beginning units	29,898	-	39	39	9,213	13,627	2,568	7,628
Units purchased	2,365	29,898	-	24,864	10,469	28,957	-	2,080
Units redeemed	(29,904)	-	-	(24,864)	(4,768)	(33,371)	(500)	(7,140)

Ending units	2,359	29,898	39	39	14,914	9,213	2,068	2,568

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMINS		AMTB		AVCDI		AVSCE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$7,172	22,845	8,564	(100)	(31)	(15)	(26)	-
Realized gain (loss) on investments	12,274	(86,698)	(442)	(27)	2,693	6	(48)	-
Change in unrealized gain (loss) on investments	(34,619)	123,728	(8,004)	(1,228)	(2,442)	804	(820)	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,173)	59,875	118	(1,355)	220	795	(894)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,669	50,147	197,791	-	-	-	(140)
Transfers between funds	(4,169)	(114,202)	9,348	-	(602)	-	11,670	(637)
Redemptions (note 3)	(31,401)	(228,748)	(34,881)	-	-	-	(947)	777
Adjustments to maintain reserves	9	981	(3)	22	(1)	(2)	3	-

Net equity transactions	(35,561)	(335,300)	24,611	197,813	(603)	(2)	10,726	-

Net change in contract owners’ equity	(50,734)	(275,425)	24,729	196,458	(383)	793	9,832	-
Contract owners’ equity beginning of period	158,914	434,339	196,458	-	5,108	4,315	-	-

Contract owners’ equity end of period	$108,180	158,914	221,187	196,458	4,725	5,108	9,832	-

CHANGES IN UNITS:
Beginning units	12,350	41,049	16,979	-	260	260	-	-
Units purchased	5	4,699	12,861	16,979	2,338	-	1,030	-
Units redeemed	(2,727)	(33,398)	(10,712)	-	(2,338)	-	(88)	-

Ending units	9,628	12,350	19,128	16,979	260	260	942	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DCAP		DSIF		DVSCS		FCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$14,907	11,946	1,415	1,241	164	1,316	9,423	8,501
Realized gain (loss) on investments	79,336	22,264	(833)	(14,749)	7,058	115,522	43,774	40,550
Change in unrealized gain (loss) on investments	(37,380)	6,553	142	26,520	(7,353)	(64,939)	(104,219)	143,097
Reinvested capital gains	-	-	622	-	276	-	-	527

Net increase (decrease) in contract owners’ equity resulting from operations	56,863	40,763	1,346	13,012	145	51,899	(51,022)	192,675

Equity transactions:
Purchase payments received from contract owners (note 3)	41,675	23,178	-	17	12,777	7,194	-	(982)
Transfers between funds	196,731	(278,373)	(1,513)	1,632	102,477	(191,688)	390,940	98,964
Redemptions (note 3)	(97,316)	(224,332)	(1,119)	(34,442)	(27,468)	(189,352)	(74,091)	(162,665)
Adjustments to maintain reserves	(30)	975	(2)	(4)	11	1,007	(1)	(2,193)

Net equity transactions	141,060	(478,552)	(2,634)	(32,797)	87,797	(372,839)	316,848	(66,876)

Net change in contract owners’ equity	197,923	(437,789)	(1,288)	(19,785)	87,942	(320,940)	265,826	125,799
Contract owners’ equity beginning of period	223,749	661,538	94,727	114,512	119,790	440,730	1,267,520	1,141,721

Contract owners’ equity end of period	$421,672	223,749	93,439	94,727	207,732	119,790	1,533,346	1,267,520

CHANGES IN UNITS:
Beginning units	14,106	47,989	5,921	8,191	5,459	25,227	62,831	65,964
Units purchased	72,794	6,378	-	110	5,162	8,760	20,204	9,835
Units redeemed	(62,462)	(40,261)	(168)	(2,380)	(1,188)	(28,528)	(4,715)	(12,968)

Ending units	24,438	14,106	5,753	5,921	9,433	5,459	78,320	62,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FEIS		FGS		FIGBS		FMCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,693	550	(8)	(42)	22,958	13,259	(244)	(1,025)
Realized gain (loss) on investments	(62)	(3,911)	306	2,417	1,221	4,633	4,732	31,581
Change in unrealized gain (loss) on investments	(2,725)	10,397	(2,882)	6,723	(4,643)	3,751	(24,561)	(11,393)
Reinvested capital gains	-	-	184	77	15,308	4,601	308	1,605

Net increase (decrease) in contract owners’ equity resulting from operations	(1,094)	7,036	(2,400)	9,175	34,844	26,244	(19,765)	20,768

Equity transactions:
Purchase payments received from contract owners (note 3)	27,581	25,434	27,581	25,474	267,400	161,054	38,617	42,604
Transfers between funds	7,021	(3,304)	18,687	(1,220)	94,523	3,585	(189,149)	242,689
Redemptions (note 3)	-	(64)	(973)	-	(16,837)	357	(10,003)	(19,413)
Adjustments to maintain reserves	(1)	(1)	(2)	4	(7)	279	(12)	7

Net equity transactions	34,601	22,065	45,293	24,258	345,079	165,275	(160,547)	265,887

Net change in contract owners’ equity	33,507	29,101	42,893	33,433	379,923	191,519	(180,312)	286,655
Contract owners’ equity beginning of period	43,733	14,632	33,433	-	422,949	231,430	342,593	55,938

Contract owners’ equity end of period	$77,240	43,733	76,326	33,433	802,872	422,949	162,281	342,593

CHANGES IN UNITS:
Beginning units	2,743	1,055	2,134	-	29,138	17,108	20,324	4,257
Units purchased	2,074	1,913	2,808	4,129	26,203	20,710	5,995	91,191
Units redeemed	-	(225)	(60)	(1,995)	(3,435)	(8,680)	(15,464)	(75,124)

Ending units	4,817	2,743	4,882	2,134	51,906	29,138	10,855	20,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FMMP2		FOSR		FQB		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,750)	(12,482)	1,502	1,302	611	(9)	10,019	22,730
Realized gain (loss) on investments	-	-	27,756	(88,537)	(2)	-	229,455	217,192
Change in unrealized gain (loss) on investments	-	-	(61,723)	161,702	(373)	19	(459,179)	70,992
Reinvested capital gains	-	1,724	431	427	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,750)	(10,758)	(32,034)	74,894	236	10	(219,705)	310,914

Equity transactions:
Purchase payments received from contract owners (note 3)	1,267,619	1,471,276	-	6,984	2,100	10,503	9,476	3,012
Transfers between funds	1,765,020	1,891,701	40,939	86,086	-	-	(1,309,366)	(195,741)
Redemptions (note 3)	(1,126,088)	(1,276,542)	(98,138)	(315,358)	-	-	(146,413)	(352,774)
Adjustments to maintain reserves	(10)	(44)	(8)	914	(6)	4	(3)	890

Net equity transactions	1,906,541	2,086,391	(57,207)	(221,374)	2,094	10,507	(1,446,306)	(544,613)

Net change in contract owners’ equity	1,893,791	2,075,633	(89,241)	(146,480)	2,330	10,517	(1,666,011)	(233,699)
Contract owners’ equity beginning of period	2,487,350	411,717	240,563	387,043	10,517	-	1,752,960	1,986,659

Contract owners’ equity end of period	$4,381,141	2,487,350	151,322	240,563	12,847	10,517	86,949	1,752,960

CHANGES IN UNITS:
Beginning units	215,676	35,590	17,745	32,141	725	-	88,191	117,076
Units purchased	1,118,138	1,213,798	3,968	28,815	144	725	12,572	9,746
Units redeemed	(952,726)	(1,033,712)	(8,161)	(43,211)	-	-	(95,534)	(38,631)

Ending units	381,088	215,676	13,552	17,745	869	725	5,229	88,191

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVGI3		FTVSV2		FTVUG2		JABS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,537	(2,680)	315	837	2,526	(168)	3,052	2,232
Realized gain (loss) on investments	59,731	112,061	50	55,963	541	(68)	340	500
Change in unrealized gain (loss) on investments	(40,587)	2,492	(4,834)	(15,125)	609	(609)	(10,243)	3,544
Reinvested capital gains	1,575	182	-	-	-	-	7,203	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,256	112,055	(4,469)	41,675	3,676	(845)	352	6,276

Equity transactions:
Purchase payments received from contract owners (note 3)	41,629	158,499	6,187	243	2,100	10,634	17,462	103,236
Transfers between funds	(1,107,808)	(460,309)	20,955	(115,881)	(104,190)	89,846	17,514	-
Redemptions (note 3)	(20,692)	(145,109)	(1,971)	(33,166)	(834)	(384)	(983)	(2,055)
Adjustments to maintain reserves	(6)	2	(12)	75	(5)	2	(9)	(1)

Net equity transactions	(1,086,877)	(446,917)	25,159	(148,729)	(102,929)	100,098	33,984	101,180

Net change in contract owners’ equity	(1,054,621)	(334,862)	20,690	(107,054)	(99,253)	99,253	34,336	107,456
Contract owners’ equity beginning of period	1,288,522	1,623,384	67,168	174,222	99,253	-	120,699	13,243

Contract owners’ equity end of period	$233,901	1,288,522	87,858	67,168	-	99,253	155,035	120,699

CHANGES IN UNITS:
Beginning units	73,636	105,741	2,933	9,695	7,313	-	6,793	813
Units purchased	2,464	81,038	1,369	8,736	154	7,341	1,903	6,100
Units redeemed	(62,574)	(113,143)	(309)	(15,498)	(7,467)	(28)	(59)	(120)

Ending units	13,526	73,636	3,993	2,933	-	7,313	8,637	6,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JACAS		JAIGS2		LOVMCV		MIGSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(95)	(349)	372	2,827	(31)	(52)	(25)	-
Realized gain (loss) on investments	8,077	33,758	411,117	200,719	(3,926)	6,201	1,690	-
Change in unrealized gain (loss) on investments	(10,189)	(40,258)	(959,159)	181,433	-	(5,740)	-	-
Reinvested capital gains	-	-	14,658	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,207)	(6,849)	(533,012)	384,979	(3,957)	409	1,665	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	49,608	11,205	50,542	-	-	-	-
Transfers between funds	44,601	(155,442)	(65,125)	(90,132)	8,629	-	(1,601)	-
Redemptions (note 3)	(68,252)	(24,463)	(57,512)	(208,277)	(4,671)	(24,816)	(63)	-
Adjustments to maintain reserves	(20)	42	(4)	(2,481)	(1)	-	(1)	-

Net equity transactions	(23,671)	(130,255)	(111,436)	(250,348)	3,957	(24,816)	(1,665)	-

Net change in contract owners’ equity	(25,878)	(137,104)	(644,448)	134,631	-	(24,407)	-	-
Contract owners’ equity beginning of period	70,071	207,175	1,752,733	1,618,102	-	24,407	-	-

Contract owners’ equity end of period	$44,193	70,071	1,108,285	1,752,733	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,641	11,450	65,170	74,916	-	1,645	-	-
Units purchased	3,166	2,931	6,343	9,584	1,499	-	1,426	-
Units redeemed	(4,328)	(10,740)	(10,436)	(19,330)	(1,499)	(1,645)	(1,426)	-

Ending units	2,479	3,641	61,077	65,170	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVRE		MVFSC		OVGR		OVGS3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$350	8,595	4,454	11,121	(75)	-	(87)	-
Realized gain (loss) on investments	29,679	130,505	77,471	(107,208)	5,632	-	410	-
Change in unrealized gain (loss) on investments	(22,868)	(66,098)	(78,044)	177,855	-	-	552	-
Reinvested capital gains	-	-	2,278	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,161	73,002	6,159	81,768	5,557	-	875	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,094	4,573	-	15,588	-	-	-	-
Transfers between funds	54,900	(314,885)	183,233	(130,378)	17,370	-	46,719	-
Redemptions (note 3)	(62,144)	(141,662)	(207,091)	(522,829)	(22,928)	-	(8,445)	-
Adjustments to maintain reserves	(16)	857	(21)	(613)	1	-	4	-

Net equity transactions	(4,166)	(451,117)	(23,879)	(638,232)	(5,557)	-	38,278	-

Net change in contract owners’ equity	2,995	(378,115)	(17,720)	(556,464)	-	-	39,153	-
Contract owners’ equity beginning of period	84,362	462,477	623,502	1,179,966	-	-	-	-

Contract owners’ equity end of period	$87,357	84,362	605,782	623,502	-	-	39,153	-

CHANGES IN UNITS:
Beginning units	3,233	22,957	35,080	73,423	-	-	-	-
Units purchased	2,114	1,476	13,190	13,911	19,698	-	4,474	-
Units redeemed	(2,174)	(21,200)	(13,791)	(52,254)	(19,698)	-	(1,446)	-

Ending units	3,173	3,233	34,479	35,080	-	-	3,028	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVHI3		OVSC		PMVFAD		PMVHYA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(16)	(12)	45	70	985	310	145,442	64,316
Realized gain (loss) on investments	(2)	(1,599)	1,853	2,544	3,369	273	(67,612)	34,654
Change in unrealized gain (loss) on investments	60	-	(2,632)	709	990	(1,118)	6,687	32,469
Reinvested capital gains	-	-	-	-	85	560	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42	(1,611)	(734)	3,323	5,429	25	84,517	131,439

Equity transactions:
Purchase payments received from contract owners (note 3)	-	25	-	-	-	47,513	54,115	213,035
Transfers between funds	10,585	1,993	(4,297)	-	(37,850)	-	(86,342)	2,057,310
Redemptions (note 3)	(30)	(407)	(188)	(6,083)	(11,064)	-	(76,655)	(298,499)
Adjustments to maintain reserves	-	-	4	(10)	(8)	4	(196)	(650)

Net equity transactions	10,555	1,611	(4,481)	(6,093)	(48,922)	47,517	(109,078)	1,971,196

Net change in contract owners’ equity	10,597	-	(5,215)	(2,770)	(43,493)	47,542	(24,561)	2,102,635
Contract owners’ equity beginning of period	-	-	15,494	18,264	70,353	22,811	2,549,297	446,662

Contract owners’ equity end of period	$10,597	-	10,279	15,494	26,860	70,353	2,524,736	2,549,297

CHANGES IN UNITS:
Beginning units	-	-	705	1,022	5,900	2,085	125,293	25,134
Units purchased	3,749	14,674	-	-	-	3,815	202,891	155,541
Units redeemed	(11)	(14,674)	(225)	(317)	(3,815)	-	(207,684)	(55,382)

Ending units	3,738	-	480	705	2,085	5,900	120,500	125,293

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVLDA		PMVTRA		PVTSCB		SBVSG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$30,722	41,046	59,721	68,548	7	(1)	(28)	(100)
Realized gain (loss) on investments	(2,196)	64,292	77,558	158,143	(7)	(10)	-	2,185
Change in unrealized gain (loss) on investments	(11,576)	40,765	(89,475)	(34,253)	(197)	809	-	(2,459)
Reinvested capital gains	-	11,713	35,627	80,717	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,950	157,816	83,431	273,155	(197)	798	(28)	(374)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,523	107,520	109,729	314,431	-	-	-	(1)
Transfers between funds	(1,473,980)	(110,201)	(266,880)	(82,830)	-	-	28	(1,710)
Redemptions (note 3)	(159,832)	(1,040,714)	(176,525)	(1,142,210)	-	-	-	(45,160)
Adjustments to maintain reserves	154	211	8	168	(1)	(2)	-	(1)

Net equity transactions	(1,620,135)	(1,043,184)	(333,668)	(910,441)	(1)	(2)	28	(46,872)

Net change in contract owners’ equity	(1,603,185)	(885,368)	(250,237)	(637,286)	(198)	796	-	(47,246)
Contract owners’ equity beginning of period	3,615,083	4,500,451	2,736,438	3,373,724	3,914	3,118	-	47,246

Contract owners’ equity end of period	$2,011,898	3,615,083	2,486,201	2,736,438	3,716	3,914	-	-

CHANGES IN UNITS:
Beginning units	263,759	344,561	166,630	221,487	202	202	-	5,503
Units purchased	14,821	148,818	16,171	40,632	-	-	8,549	-
Units redeemed	(132,815)	(229,620)	(36,279)	(95,489)	-	-	(8,549)	(5,503)

Ending units	145,765	263,759	146,522	166,630	202	202	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TIF2		TIF3		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$342	351	1,360	3,756	(979)	(1,974)	339	109
Realized gain (loss) on investments	(9)	(11)	37,408	(40,608)	52,413	224,287	(29)	(12)
Change in unrealized gain (loss) on investments	(3,098)	1,539	(54,536)	51,842	(47,608)	(189,629)	(62)	1,042
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,765)	1,879	(15,768)	14,990	3,826	32,684	248	1,139

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,762	54,394	31,838	6,512	-	-
Transfers between funds	-	-	29,930	(88,380)	242,588	(418,707)	23,494	-
Redemptions (note 3)	-	-	(46,075)	(113,835)	(97,607)	(242,826)	-	-
Adjustments to maintain reserves	(1)	(1)	(6)	559	6	1,645	9	(3)

Net equity transactions	(1)	(1)	(6,389)	(147,262)	176,825	(653,376)	23,503	(3)

Net change in contract owners’ equity	(2,766)	1,878	(22,157)	(132,272)	180,651	(620,692)	23,751	1,136
Contract owners’ equity beginning of period	25,270	23,392	151,597	283,869	173,106	793,798	9,060	7,924

Contract owners’ equity end of period	$22,504	25,270	129,440	151,597	353,757	173,106	32,811	9,060

CHANGES IN UNITS:
Beginning units	1,201	1,201	11,042	22,353	13,493	71,519	776	776
Units purchased	-	-	52,428	7,505	30,155	7,038	2,072	-
Units redeemed	-	-	(52,876)	(18,816)	(16,386)	(65,064)	1	-

Ending units	1,201	1,201	10,594	11,042	27,262	13,493	2,849	776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WFVSCG		WRASP
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(127)	(96)	11,288	(3,173)
Realized gain (loss) on investments	49	(3,067)	(159,244)	27,389
Change in unrealized gain (loss) on investments	(2,332)	4,912	(17,874)	(165,447)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,410)	1,749	(165,830)	(141,231)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,738	17,401	18,211	45,630
Transfers between funds	4,771	424	(1,219,627)	5,092
Redemptions (note 3)	-	-	(74,600)	587
Adjustments to maintain reserves	7	(7)	2	(9)

Net equity transactions	28,516	17,818	(1,276,014)	51,300

Net change in contract owners’ equity	26,106	19,567	(1,441,844)	(89,931)
Contract owners’ equity beginning of period	19,567	-	1,552,266	1,642,197

Contract owners’ equity end of period	$45,673	19,567	110,422	1,552,266

CHANGES IN UNITS:
Beginning units	1,595	-	120,072	137,565
Units purchased	2,330	31,461	10,341	176,921
Units redeemed	(9)	(29,866)	(121,176)	(194,414)

Ending units	3,916	1,595	9,237	120,072

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)*

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderate Fund - Class II (NVCMD2)*

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)*

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)*

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)*

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)*

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)*

NVIT Multi-Manager Small Company Fund - Class II (SCF2)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)

VIP Fund - Overseas Portfolio - Service Class (FOS)*

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Franklin U.S. Government Fund - Class 2 (FTVUG2)*

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)*

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Comstock Portfolio - Class I (ACC1)*

Growth and Income Portfolio - Class I (ACGI)

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)*

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Small Cap Equity Fund - Series I (AVSCE)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT -13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring
Death Benefit Options:	0.35%
One-Year Enhanced…	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.

Maximum Variable Account Charges*	0.55%

* When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MLVGA3	ACGI	ACVI3	ACVIP2	ACVMV1	ACVV	ACVVS1

0.35%	$79,849	$335	$1,433	$282	$718	$4,859	$1,034	$16
0.55%	10,046	-	237	151	705	737	-	-

Totals	$89,895	$335	$1,670	$433	$1,423	$5,596	$1,034	$16

	ALVREA	ALVSVA	AMCG	AMFAS	AMINS	AMTB	AVCDI	AVSCE

0.35%	$2,103	$2	$643	$73	$356	$897	$31	$26
0.55%	-	-	254	61	187	-	-	-

	$2,103	$2	$897	$134	$543	$897	$31	$26

	DCAP	DSIF	DVSCS	FCS	FEIS	FGS	FIGBS	FMCS

0.35%	$1,671	$329	$393	$4,929	$208	$219	$1,884	$439
0.55%	201	-	133	532	26	-	188	74

	$1,872	$329	$526	$5,461	$234	$219	$2,072	$513

	FMMP2	FOSR	FQB	FTVDM3	FTVGI3	FTVSV2	FTVUG2	JABS

0.35%	$12,498	$570	$43	$4,454	$1,978	$239	$34	$441
0.55%	620	273	-	103	-	79	275	78

	$13,118	$843	$43	$4,557	$1,978	$318	$309	$519

	JACAS	JAIGS2	LOVMCV	MIGSC	MSVRE	MVFSC	OVGR	OVGS3

0.35%	$196	$4,820	$31	$-	$252	$1,222	$75	$-
0.55%	23	309	-	25	117	1,494	-	87

	$219	$5,129	$31	$25	$369	$2,716	$75	$87

	OVHI3	OVSC	PMVFAD	PMVHYA	PMVLDA	PMVTRA	PVTSCB	SBVSG

0.35%	$-	$47	$223	$7,511	$7,359	$8,546	$12	$28
0.55%	16	-	-	362	1,193	1,137	-	-

	$16	$47	$223	$7,873	$8,552	$9,683	$12	$28

	TIF2	TIF3	TRBCG2	TREI2	WFVSCG	WRASP

0.35%	$86	$1,111	$749	$83	$127	$4,234
0.55%	-	139	230	-	-	-

	$86	$1,250	$979	$83	$127	$4,234

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $0 and $92,982, respectively, and total transfers from the Account to the fixed account were $0 and $98,117, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For guaranteed minimum death benefits, the Company contributed $0 and $32,016 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$23,792,212	$0	$0	$23,792,212

The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

		Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )		$9,383	$15,724
Stock Index Fund, Inc. - Initial Shares ( DSIF )		2,366	2,965
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )		45,814	1,571
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )		62,565	86,321
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )		769,535	865,942
Series Fund - Mid Cap Value Portfolio - Class VC ( LOVMCV )		30,000	26,073
Investors Growth Stock Series - Service Class ( MIGSC )		20,236	21,925
Value Series - Service Class ( MVFSC )		236,691	253,831
U.S. Real Estate Portfolio - Class I ( MSVRE )		58,890	62,707
VPS Real Estate Investment Portfolio - Class A ( ALVREA )		964,455	1,563,925
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )		5	4
VP Inflation Protection Fund - Class II ( ACVIP2 )		228,232	95,983
VP International Fund - Class III ( ACVI3 )		26,933	54,245
VP Mid Cap Value Fund - Class I ( ACVMV1 )		1,673,701	1,084,859
VP Value Fund - Class I ( ACVV )		1,042,225	4,781
VP Vista(SM) Fund - Class I ( ACVVS1 )		-	18
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )		116,327	28,117
Appreciation Portfolio - Initial Shares ( DCAP )		1,213,078	1,057,096
Quality Bond Fund II - Primary Shares ( FQB )		2,753	43
VIP Fund - Contrafund Portfolio - Service Class ( FCS )		432,331	106,129
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )		36,527	236
VIP Fund - Growth Portfolio - Service Class ( FGS )		46,658	1,191
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )		434,316	50,969
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )		98,170	258,646
VIP Fund - Money Market Portfolio - Service Class 2 ( FMMP2 )		14,637,802	12,744,034
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )		59,052	114,330
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )		29,341	3,865
Franklin U.S. Government Fund - Class 2 ( FTVUG2 )		4,931	105,331
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )		1,466,535	2,902,833
Templeton Foreign Securities Fund - Class 2 ( TIF2 )		428	87
Templeton Foreign Securities Fund - Class 3 ( TIF3 )		763,210	768,246
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )		68,853	1,142,615
ClearBridge Variable Small Cap Growth Portfolio - Class I ( SBVSG )		100,000	100,000
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )		152,293	119,098
International Portfolio - S Class Shares ( AMINS )		7,780	36,194
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )		238,874	111,736
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		-	6,642
Capital Appreciation Fund/VA - Non-Service Shares ( OVGR )		300,000	305,632
Global Securities Fund/VA - Class 3 ( OVGS3 )		57,439	19,252
High Income Fund/VA - Class 3 ( OVHI3 )		10,585	46
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		92	4,533
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		1,293	49,140
High Yield Portfolio - Administrative Class ( PMVHYA )		4,873,304	4,837,020
Low Duration Portfolio - Administrative Class ( PMVLDA )		256,815	1,846,404
Total Return Portfolio - Administrative Class ( PMVTRA )		767,946	1,006,266
Putnam VT Small Cap Value Fund - IB Shares ( PVTSCB )		19	14
Growth and Income Portfolio - Class I ( ACGI )		1,075,709	102,527
V.I. Capital Development Fund - Series I ( AVCDI )		50,000	50,634
V.I. Small Cap Equity Fund - Series I ( AVSCE )		11,670	973
Blue Chip Growth Portfolio - II ( TRBCG2 )		388,111	212,293
Equity Income Portfolio - II ( TREI2 )		23,915	84
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )		1,746,244	3,010,973
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		28,610	228

	Total	$34,672,042	$35,244,331

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VA SEPARATE ACCOUNT - 13

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.35%	6,601	$ 12.76	$84,230	2.09%	-3.98%
2010	0.35%	7,412	13.29	98,496	1.62%	9.38%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.35%	5,753	16.24	93,439	1.83%	1.52%
2010	0.35%	5,921	16.00	94,727	1.70%	14.44%
2009	0.35%	8,191	13.98	114,512	2.11%	25.89%
2008	0.35%	8,190	11.10	90,949	2.01%	-37.36%
2007	0.35%	12,552	17.73	222,529	1.80%	4.88%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.35% to 0.55%	8,637	17.98 to 17.65	155,035	2.53%	1.00% to 0.80%
2010	0.35% to 0.55%	6,793	17.80 to 17.51	120,699	3.26%	7.74% to 7.52%
2009	0.55%	813	16.29	13,243	2.77%	24.89%
2008	0.55%	813	13.04	10,603	1.72%	-16.52%
2007	0.55%	813	15.62	12,702	1.97%	9.68%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.35% to 0.55%	2,479	17.87 to 17.54	44,193	0.20%	-7.27% to -7.45%
2010	0.35% to 0.55%	3,641	19.27 to 18.96	70,071	0.15%	6.11% to 5.89%
2009	0.35% to 0.55%	11,450	18.16 to 17.90	207,175	0.01%	45.50% to 45.21%
2008	0.35% to 0.55%	9,948	12.48 to 12.33	123,792	0.01%	-44.50% to -44.62%
2007	0.35% to 0.55%	66,715	22.49 to 22.26	1,496,414	0.21%	36.15% to 35.88%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.35%	61,077	18.15	1,108,285	0.38%	-32.57%
2010	0.35% to 0.55%	65,170	26.91 to 26.61	1,752,733	0.53%	24.59% to 24.34%
2009	0.35%	74,916	21.60	1,618,102	0.42%	78.45%
2008	0.35%	42,679	12.10	516,590	0.85%	-52.38%
2007	0.35%	3,985	25.42	101,284	0.46%	27.62%
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)
2008	0.35%	1,383	11.70	16,183	0.98%	-36.64%
2007	0.35% to 0.55%	5,944	18.47 to 18.28	109,688	1.31%	3.07% to 2.87%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009	0.35%	1,645	14.84	24,407	0.51%	26.17%
2008	0.35% to 0.55%	1,646	11.76 to 11.62	19,356	1.21%	-39.57% to -39.69%
2007	0.35% to 0.55%	29,559	19.46 to 19.26	573,831	0.51%	0.23% to 0.02%
Value Series - Service Class (MVFSC)
2011	0.35% to 0.55%	34,479	17.74 to 17.42	605,782	1.14%	-0.81% to -1.01%
2010	0.35% to 0.55%	35,080	17.89 to 17.60	623,502	1.51%	10.83% to 10.60%
2009	0.35% to 0.55%	73,423	16.14 to 15.91	1,179,966	1.33%	22.02% to 21.78%
2008	0.35% to 0.55%	88,887	13.23 to 13.06	1,171,208	1.10%	-32.98% to -33.11%
2007	0.35% to 0.55%	96,364	19.73 to 19.53	1,896,865	0.51%	7.21% to 7.00%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.35% to 0.55%	3,173	27.66 to 27.15	87,357	0.75%	5.55% to 5.34%
2010	0.35% to 0.55%	3,233	26.20 to 25.78	84,362	3.23%	29.51% to 29.25%
2009	0.35% to 0.55%	22,957	20.23 to 19.95	462,477	3.31%	27.91% to 27.65%
2008	0.35% to 0.55%	32,422	15.82 to 15.62	511,021	3.64%	-38.11% to -38.24%
2007	0.35% to 0.55%	40,037	25.56 to 25.30	1,020,786	1.14%	-17.36% to -17.53%
VPS International Value Portfolio - Class A (ALVIVA)
2007	0.35%	1,542	30.87	47,605	1.19%	5.47%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2011	0.35%	2,359	28.14	66,406	1.94%	8.65%
2010	0.35%	29,898	25.90	774,270	0.00%	25.90%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.35%	39	23.12	902	0.48%	-8.71%
2010	0.35%	39	25.33	988	0.04%	26.46%
2009	0.35%	39	20.03	781	1.10%	42.36%
2008	0.35%	39	14.07	549	0.73%	-35.80%
2007	0.35%	39	21.91	855	0.00%	1.35%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.35% to 0.55%	29,228	15.58 to 15.31	450,842	3.83%	11.35% to 11.13%
2010	0.35% to 0.55%	21,613	14.00 to 13.77	301,399	2.14%	4.75% to 4.54%
2009	0.35% to 0.55%	276,629	13.36 to 13.17	3,693,232	2.27%	9.83% to 9.61%
2008	0.35% to 0.55%	44,701	12.16 to 12.02	541,630	5.23%	-1.93% to -2.13%
2007	0.35% to 0.55%	172,023	12.40 to 12.28	2,128,029	4.53%	9.11% to 8.89%
VP International Fund - Class III (ACVI3)
2011	0.35% to 0.55%	11,133	7.52 to 7.47	83,597	1.71%	-12.35% to -12.52%
2010	0.35% to 0.55%	14,312	8.58 to 8.54	122,695	2.58%	12.90% to 12.67%
2009	0.35% to 0.55%	38,285	7.60 to 7.58	290,779	2.27%	33.30% to 33.03%
2008	0.35% to 0.55%	58,014	5.70	330,765	0.00%	-42.96% to -43.04%	****

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.35% to 0.55%	123,233	$ 15.13 to $ 14.93	$1,863,746	1.35%	-1.04% to -1.24%
2010	0.35% to 0.55%	85,752	15.29 to 15.12	1,309,605	2.27%	18.84% to 18.60%
2009	0.35% to 0.55%	57,012	12.87 to 12.75	731,606	3.13%	29.49% to 29.23%
2008	0.35% to 0.55%	59,552	9.94 to 9.87	590,643	0.02%	-24.61% to -24.76%
2007	0.35%	818	13.18	10,783	1.30%	-2.65%
VP Value Fund - Class I (ACVV)
2011	0.35%	65,612	17.52	1,149,537	1.43%	0.66%
2010	0.35%	2,869	17.41	49,935	2.84%	13.03%
2009	0.35%	527	15.40	8,115	4.98%	19.44%
2008	0.35%	1,409	12.89	18,165	2.21%	-27.03%
2007	0.35% to 0.55%	5,420	17.67 to 17.49	95,714	1.39%	-5.47% to -5.66%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.35%	363	12.25	4,447	0.00%	-8.22%
2010	0.35%	363	13.35	4,845	0.00%	23.45%
2009	0.35%	363	10.81	3,925	0.00%	22.04%
2008	0.35%	362	8.86	3,207	0.00%	-48.80%
2007	0.35%	725	17.30	12,545	0.00%	39.28%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.35% to 0.55%	9,433	22.07 to 21.67	207,732	0.48%	0.21% to 0.01%
2010	0.35% to 0.55%	5,459	22.02 to 21.66	119,790	0.86%	25.39% to 25.14%
2009	0.35% to 0.55%	25,227	17.56 to 17.31	440,730	0.03%	24.59% to 24.34%
2008	0.35%	201	14.10	2,833	0.88%	-31.16%
2007	0.35%	401	20.47	8,210	0.00%	-1.00%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.35% to 0.55%	24,438	17.28 to 16.97	421,672	3.38%	8.63% to 8.41%
2010	0.35% to 0.55%	14,106	15.91 to 15.65	223,749	2.90%	14.91% to 14.68%
2009	0.35% to 0.55%	47,989	13.84 to 13.65	661,538	2.58%	22.13% to 21.88%
2008	0.35% to 0.55%	64,436	11.33 to 11.20	727,577	1.99%	-29.80% to -29.94%
2007	0.35% to 0.55%	65,645	16.15 to 15.98	1,057,056	1.93%	6.76% to 6.54%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.35%	869	14.78	12,847	5.22%	1.92%
2010	0.35%	725	14.51	10,517	0.00%	8.12%
2007	0.35%	3,069	12.10	37,134	4.31%	5.01%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.35% to 0.55%	78,320	19.60 to 19.24	1,533,346	0.98%	-2.98% to -3.17%
2010	0.35% to 0.55%	62,831	20.20 to 19.87	1,267,520	1.08%	16.70% to 16.46%
2009	0.35% to 0.55%	65,964	17.31 to 17.06	1,141,721	1.45%	35.19% to 34.92%
2008	0.35% to 0.55%	33,484	12.80 to 12.65	428,672	4.04%	-42.81% to -42.93%
2007	0.35% to 0.55%	4,789	22.39 to 22.16	107,157	1.00%	17.09% to 16.86%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.35% to 0.55%	4,817	16.05 to 15.76	77,240	2.97%	0.51% to 0.31%
2010	0.35% to 0.55%	2,743	15.97 to 15.71	43,733	1.91%	14.69% to 14.46%
2009	0.35% to 0.55%	1,055	13.93 to 13.73	14,632	2.39%	29.58% to 29.32%
2008	0.35% to 0.55%	2,112	10.75 to 10.62	22,660	1.73%	-42.90% to -43.02%
2007	0.35% to 0.55%	3,112	18.83 to 18.63	58,436	2.24%	1.06% to 0.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.35%	4,882	15.63	76,326	0.34%	-0.21%
2010	0.35%	2,134	15.67	33,433	0.17%	23.62%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.35% to 0.55%	51,906	15.51 to 15.23	802,872	4.32%	6.83% to 6.62%
2010	0.35%	29,138	14.52	422,949	3.75%	7.30%
2009	0.35%	17,108	13.53	231,430	2.17%	15.27%
2008	0.35%	5,139	11.74	60,310	4.14%	-3.68%
2007	0.35% to 0.55%	6,108	12.18 to 12.06	74,367	3.18%	3.84% to 3.64%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.35% to 0.55%	10,855	15.00 to 14.80	162,281	0.17%	-11.03% to -11.21%
2010	0.35%	20,324	16.86	342,593	0.06%	28.25%
2009	0.35%	4,257	13.14	55,938	0.62%	39.52%
2008	0.35%	4,136	9.42	38,961	0.23%	-39.72%
2007	0.35%	9,427	15.63	147,317	0.71%	15.08%
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
2011	0.35% to 0.55%	381,088	11.50 to 11.29	4,381,141	0.01%	-0.34% to -0.54%
2010	0.35% to 0.55%	215,676	11.54 to 11.35	2,487,350	0.01%	-0.28% to -0.48%
2009	0.35% to 0.55%	35,590	11.57 to 11.41	411,717	0.73%	0.12% to -0.08%
2008	0.35% to 0.55%	150,801	11.56 to 11.42	1,742,912	2.64%	2.41% to 2.21%
2007	0.35% to 0.55%	35,370	11.29 to 11.17	398,386	4.81%	4.55% to 4.34%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.35% to 0.55%	13,552	$ 11.20 to $ 11.05	$151,322	1.09%	-17.59% to -17.76%
2010	0.35% to 0.55%	17,745	13.59 to 13.44	240,563	0.72%	12.61% to 12.39%
2009	0.35% to 0.55%	32,141	12.07 to 11.96	387,043	1.82%	26.05% to 25.80%
2008	0.35% to 0.55%	49,207	9.58 to 9.51	470,287	1.92%	-44.07% to -44.19%
2007	0.35% to 0.55%	68,460	17.12 to 17.03	1,170,732	3.13%	16.81% to 16.58%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.35% to 0.55%	3,993	22.05 to 21.65	87,858	0.75%	-4.10% to -4.29%
2010	0.35% to 0.55%	2,933	23.00 to 22.62	67,168	0.94%	27.77% to 27.52%
2009	0.35% to 0.55%	9,695	18.00 to 17.74	174,222	2.20%	28.71% to 28.45%
2008	0.35%	2,768	13.98	38,705	1.30%	-33.25%
2007	0.35% to 0.55%	2,178	20.95 to 20.73	45,576	0.61%	-2.72% to -2.92%
Franklin U.S. Government Fund - Class 2 (FTVUG2)
2010	0.35% to 0.55%	7,313	13.74 to 13.52	99,253	0.00%	4.91% to 4.70%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2008	0.35%	246	19.05	4,687	2.76%	-52.87%
2007	0.35% to 0.55%	336	40.43 to 40.01	13,548	1.96%	28.33% to 28.07%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.35% to 0.55%	5,229	16.67 to 16.45	86,949	1.16%	-16.15% to -16.32%
2010	0.35% to 0.55%	88,191	19.88 to 19.65	1,752,960	1.64%	17.10% to 16.87%
2009	0.35% to 0.55%	117,076	16.98 to 16.82	1,986,659	1.42%	72.03% to 71.68%
2008	0.35% to 0.55%	30,187	9.87 to 9.80	297,266	2.80%	-52.84% to -52.93%
2007	0.35% to 0.55%	26,870	20.92 to 20.81	561,512	2.66%	28.24% to 27.99%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	0.35%	1,201	18.74	22,504	1.70%	-10.95%
2010	0.35%	1,201	21.04	25,270	1.89%	8.03%	****
2009	0.35%	1,201	19.48	23,392	3.20%	36.56%
2008	0.35%	1,201	14.26	17,129	2.36%	-40.59%
2007	0.35%	1,201	24.01	28,831	1.68%	15.05%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.35% to 0.55%	10,594	12.25 to 12.08	129,440	0.82%	-10.99% to -11.17%
2010	0.35% to 0.55%	11,042	13.76 to 13.60	151,597	1.93%	8.03% to 7.81%
2009	0.35% to 0.55%	22,353	12.73 to 12.62	283,869	3.80%	36.72% to 36.44%
2008	0.35% to 0.55%	33,624	9.31 to 9.25	312,548	2.50%	-40.60% to -40.72%
2007	0.35% to 0.55%	39,230	15.68 to 15.60	614,506	1.93%	15.04% to 14.81%	****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.35%	13,526	17.29	233,901	2.24%	-1.18%
2010	0.35%	73,636	17.50	1,288,522	0.09%	13.98%
2009	0.35%	105,741	15.35	1,623,384	15.58%	18.27%
2008	0.35%	1,034	12.98	13,422	3.42%	5.83%
2007	0.35% to 0.55%	3,741	12.27 to 12.20	45,747	0.00%	10.64% to 10.42%
Templeton Growth Securities Fund - Class 2 (FTVGS2)
2008	0.35%	782	11.84	9,260	1.85%	-42.53%
2007	0.35% to 0.55%	1,147	20.60 to 20.39	23,558	1.33%	1.99% to 1.78%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.35%	5,503	8.59	47,246	0.00%	42.27%
2008	0.35%	5,315	6.03	32,073	0.00%	-40.92%
Advisers Management Trust -Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.35%	19,128	11.56	221,187	3.79%	-0.06%
2010	0.35%	16,979	11.57	196,458	0.00%	4.92%
International Portfolio -S Class Shares (AMINS)
2011	0.35% to 0.55%	9,628	11.27 to 11.12	108,180	5.56%	-12.64% to -12.81%
2010	0.35% to 0.55%	12,350	12.90 to 12.76	158,914	7.04%	21.59% to 21.34%
2009	0.35% to 0.55%	41,049	10.61 to 10.51	434,339	3.27%	34.04% to 33.77%
2008	0.35% to 0.55%	57,596	7.92 to 7.86	454,975	0.00%	-46.62% to -46.73%
2007	0.35% to 0.55%	78,383	14.83 to 14.75	1,161,152	1.68%	2.85% to 2.64%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	0.35% to 0.55%	14,914	21.85 to 21.46	325,158	0.00%	0.12% to -0.08%
2010	0.35% to 0.55%	9,213	21.83 to 21.47	200,290	0.00%	28.64% to 28.39%
2009	0.35% to 0.55%	13,627	16.97 to 16.72	230,196	0.00%	31.14% to 30.87%
2008	0.35% to 0.55%	17,972	12.94 to 12.78	231,694	0.00%	-43.57% to -43.68%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.35% to 0.55%	2,068	13.39 to 13.15	27,552	0.00%	-1.41% to -1.60%
2010	0.35% to 0.55%	2,568	13.58 to 13.36	34,677	0.00%	19.19% to 18.95%
2009	0.35% to 0.55%	7,628	11.39 to 11.23	86,731	0.00%	22.32% to 22.08%
2007	0.35% to 0.55%	34,459	15.44 to 15.28	530,789	0.00%	0.16% to -0.04%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2007	0.35% to 0.55%	97,629	17.49 to 17.31	1,702,920	0.25%	13.75% to 13.52%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.55%	3,028	$ 12.93	$39,153	0.00%	-8.77%
2007	0.35%	4,115	14.95	61,527	1.21%	5.96%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.55%	3,738	2.83	10,597	0.00%	-2.42%
2007	0.35%	493	9.64	4,752	0.00%	-3.62%
High Income Fund/VA - Non-Service Shares (OVHI)
2008	0.35%	1,634	3.27	5,338	7.21%	-78.75%
2007	0.35% to 0.55%	4,437	15.37 to 15.21	68,076	7.13%	-0.45% to -0.65%
Main Street Small-& Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.35%	480	21.42	10,279	0.67%	-2.55%
2010	0.35%	705	21.98	15,494	0.82%	22.97%
2009	0.35%	1,022	17.87	18,264	2.18%	36.72%
2008	0.35% to 0.55%	61,042	13.07 to 12.91	795,139	0.52%	-38.05% to -38.17%
2007	0.35% to 0.55%	64,300	21.10 to 20.88	1,353,407	0.32%	-1.56% to -1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.35%	2,085	12.88	26,860	1.93%	8.04%
2010	0.35%	5,900	11.92	70,353	1.35%	8.99%
2009	0.35%	2,085	10.94	22,811	0.56%	9.41%
High Yield Portfolio - Administrative Class (PMVHYA)
2011	0.35% to 0.55%	120,500	20.96 to 20.58	2,524,736	6.53%	2.98% to 2.77%
2010	0.35% to 0.55%	125,293	20.36 to 20.02	2,549,297	7.20%	14.10% to 13.87%
2009	0.35% to 0.55%	25,134	17.84 to 17.59	446,662	8.70%	39.71% to 39.43%
2008	0.35% to 0.55%	34,600	12.77 to 12.61	440,085	7.77%	-23.79% to -23.95%
2007	0.35% to 0.55%	51,858	16.76 to 16.58	866,578	7.31%	3.15% to 2.95%
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.35% to 0.55%	145,765	13.83 to 13.57	2,011,898	1.65%	0.76% to 0.55%
2010	0.35% to 0.55%	263,759	13.72 to 13.50	3,615,083	1.60%	4.92% to 4.71%
2009	0.35% to 0.55%	344,561	13.08 to 12.89	4,500,451	3.17%	12.92% to 12.69%
2008	0.35% to 0.55%	135,038	11.58 to 11.44	1,557,799	3.93%	-0.80% to -1.00%
2007	0.35% to 0.55%	125,556	11.67 to 11.55	1,462,001	4.63%	7.00% to 6.78%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.35% to 0.55%	146,522	16.98 to 16.67	2,486,201	2.62%	3.24% to 3.04%
2010	0.35% to 0.55%	166,630	16.45 to 16.18	2,736,438	2.42%	7.73% to 7.52%
2009	0.35% to 0.55%	221,487	15.27 to 15.05	3,373,724	5.14%	13.63% to 13.40%
2008	0.35% to 0.55%	211,839	13.44 to 13.27	2,837,620	4.54%	4.38% to 4.17%
2007	0.35% to 0.55%	274,511	12.87 to 12.74	3,523,911	4.60%	8.36% to 8.14%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2011	0.35%	202	18.40	3,716	0.48%	-5.06%
2010	0.35%	202	19.38	3,914	0.30%	25.54%
2009	0.35%	202	15.44	3,118	1.70%	31.07%
2008	0.35%	202	11.78	2,379	1.46%	-39.57%
2007	0.35%	404	19.49	7,873	0.00%	-13.03%
Growth and Income Portfolio - Class I (ACGI)
2011	0.35% to 0.55%	70,397	17.81 to 17.48	1,252,806	0.48%	-2.35% to -2.55%
2010	0.35% to 0.55%	12,660	18.23 to 17.94	230,082	0.13%	12.12% to 11.89%
2009	0.35% to 0.55%	36,252	16.26 to 16.03	587,111	4.27%	23.93% to 23.68%
2008	0.35% to 0.55%	36,764	13.12 to 12.96	480,728	2.17%	-32.27% to -32.41%
2007	0.35% to 0.55%	79,517	19.38 to 19.18	1,536,978	1.48%	2.44% to 2.23%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.35%	260	18.17	4,725	0.00%	-7.48%
2010	0.35%	260	19.65	5,108	0.00%	18.36%
2009	0.35%	260	16.60	4,315	0.00%	41.87%
2008	0.35% to 0.55%	262	11.70 to 11.56	3,065	0.00%	-47.21% to -47.32%
2007	0.35% to 0.55%	31,320	22.16 to 21.93	692,473	0.00%	10.45% to 10.23%
V.I. Small Cap Equity Fund - Series I (AVSCE)
2011	0.35%	942	10.44	9,832	0.00%	-1.07%
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.35% to 0.55%	27,262	13.00 to 12.82	353,757	0.00%	1.01% to 0.81%
2010	0.35% to 0.55%	13,493	12.87 to 12.72	173,106	0.00%	15.59% to 15.36%
2009	0.35% to 0.55%	71,519	11.13 to 11.03	793,798	0.00%	41.30% to 41.01%
2008	0.35% to 0.55%	143,629	7.88 to 7.82	1,129,047	0.06%	-42.85% to -42.97%
2007	0.35% to 0.55%	28,423	13.79 to 13.71	391,451	0.00%	12.09% to 11.87%
Equity Income Portfolio - II (TREI2)
2011	0.35%	2,849	11.52	32,811	1.72%	-1.37%
2010	0.35%	776	11.68	9,060	1.67%	14.34%
2009	0.35%	776	10.21	7,924	1.75%	24.81%
2008	0.35%	777	8.18	6,357	1.41%	-36.49%
2007	0.35%	7,451	12.88	95,982	1.57%	2.67%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.35%	9,237	$11.95	$110,422	1.34%	-7.53%
2010	0.35%	120,072	12.93	1,552,266	0.02%	8.29%
2009	0.35%	137,565	11.94	1,642,197	0.00%	19.38%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.35%	3,916	11.66	45,673	0.00%	-4.93%
2010	0.35%	1,595	12.27	19,567	0.00%	26.33%

2011	Contract owners equity:			$23,790,772
2010	Contract owners equity:			$25,555,401
2009	Contract owners equity:			$27,983,482
2008	Contract owners equity:			$16,108,189
2007	Contract owners equity:			$25,581,573

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.